Taxation (Income Taxes, Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Income from PRC entities	$ 126,104	$ 64,885	$ 120,700
Loss from non-PRC entities	(29,482)	(8,746)	(11,771)
Income before income tax expenses	96,622	56,139	108,929
Current income tax expense	18,382	3,118	17,209
Deferred tax benefit	(3,960)	(3,091)	(7,779)
Income tax expense	$ 14,422	$ 27	$ 9,430